AQR Large Cap Multi-Style Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
I
Prospectus [Line Items]
Average Annual Return, Percent	23.56%	15.48%	13.29%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.77%	12.24%	11.02%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.52%	11.70%	10.43%
N
Prospectus [Line Items]
Average Annual Return, Percent	23.25%	15.19%	13.00%
R6
Prospectus [Line Items]
Average Annual Return, Percent	23.66%	15.60%	13.40%